25. PENSION AND OTHER POST-EMPLOYMENT PLANS (Details Narrative) R$ in Millions	12 Months Ended
	Dec. 31, 2017 BRL (R$) Number	Dec. 31, 2016 BRL (R$) Number
FAF [Member]
Disclosure of defined benefit plans [line items]
Expected contribution plans 2017	R$ 0.4
Plan III [Member]
Disclosure of defined benefit plans [line items]
Defined contributions made by company	R$ 15.9	R$ 11.6
Number of participants under plan | Number	31,850	30,678
Plan III [Member] | Bottom of range [Member]
Disclosure of defined benefit plans [line items]
Percentage of basic contributions	0.70%
Plan III [Member] | Top of range [Member]
Disclosure of defined benefit plans [line items]
Percentage of basic contributions	7.00%